CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net (loss)/income	¥ 25,944	$ 3,654	¥ (66,107)	¥ (37,636)
Depreciation of property and equipment and amortization of intangible assets	46,090	6,492	47,086	30,081
Inventory provision	(734)	(103)	(1,681)
Impairment of amount due from related parties				860
Impairment of long-term investment	444	63	7,945	17,850
Impairment of property and equipment	844	119	1,350	0
Impairment of other current assets			5,421
Impairment of goodwill and intangible assets				65,879
Gains on disposal of subsidiaries	(5,497)	(774)
Loss on disposal of property and equipment	136	19	5	244
Gains on disposal of long-term investments	(2,842)	(400)
Expected credit losses	15,629	2,201	13,224	15,498
Share-based compensation expenses	36,321	5,116	43,336	106,150
Lease expense to reduce right-of-use assets	45,699	6,437	38,588	33,668
Share of losses of equity method investee	12,723	1,792	17,223	1,522
Exchange losses	662	93	492	4,766
Deferred income tax	(33,515)	(4,720)	(24,803)	1,652
Fair value change of short-term investments	(492)	(69)	49	8,289
Unrealized losses on equity investments	3,534	498
Changes in operating assets and liabilities:
Trade receivables	(28,950)	(4,078)	13,564	14,580
Receivables from online payment platforms	(8,371)	(1,179)	4,077	(2,682)
Prepayment and other current assets	(50,450)	(7,106)	(48,259)	(43,991)
Inventories	(2,122)	(299)	(27,988)	7,869
Other non-current assets	5,682	800	(51,340)	(36,968)
Contract liabilities	(6,014)	(847)	(28,996)	(28,306)
Taxes payable	(1,630)	(230)	27,243	(13,010)
Salary and welfare payables	14,261	2,009	(31,092)	(4,838)
Amounts due (from)/to related parties	(6,499)	(915)	3,898	(307)
Operating lease liabilities	(56,517)	(7,960)	(40,505)	(35,764)
Accrued expenses and other liabilities	18,165	2,558	(15,603)	(21,119)
Net cash provided by/(used in) operating activities	22,501	3,171	(112,873)	84,287
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(51,176)	(7,208)	(15,707)	(45,056)
Purchase of short-term investments and term deposits	(2,235,423)	(314,853)	(1,205,770)	(1,919,804)
Proceeds from maturities of short-term investments and term deposits	2,103,093	296,214	764,785	3,052,869
Cash paid for long-term investments, including prepayment for new investment	(36,264)	(5,108)		(102,945)
Proceeds from disposal of property and equipment	299	42	102	180
Proceeds from disposal of subsidiaries and investees, net of cash disposed	6,570	925
Acquisition of subsidiaries, net of cash acquired			(97,492)	(636,872)
Loans advanced to related party (see Note 23)	(8,330)	(1,173)	(18,130)	(15,720)
Proceeds from repayment of the loan advanced to related party (see Note 23)	18,620	2,623		7,170
Net cash provided by/(used in) investing activities	(202,611)	(28,538)	(572,212)	339,822
Cash flows from financing activities:
Cash paid for repurchase of ordinary shares	(125,618)	(17,693)	(15,123)	(217,712)
Proceeds from capital injection of investee	50	7	661
Proceeds from short-term borrowing	29,825	4,201
Dividend paid to non-controlling interests shareholders	4,464	629
Proceeds from exercise of share options	192	27	876	969
Net cash used in financing activities	(100,015)	(14,087)	(13,586)	(216,743)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	11,865	1,670	55,862	(9,242)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(268,260)	(37,784)	(642,809)	198,124
Cash, cash equivalents and restricted cash at the beginning of the year	701,000	98,734	1,343,809	1,145,685
Cash, cash equivalents and restricted cash at the end of the year	432,740	60,950	701,000	1,343,809
Supplemental disclosures of cash flow information:
Cash paid for income taxes	(16,257)	(2,290)	¥ (11,360)	¥ (31,170)
Supplemental disclosures of non-cash investing activities :
Converting loan receivable to long-term investment	15,115	2,129
Inventories transferred to property and equipment, net	¥ 4,412	$ 621